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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
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Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ John E. Runnells       Summit, New Jersey   August 10, 2009
   -------------------------    ------------------   ---------------
          [Signature]              [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 10
                                        --------------------

Form 13F Information Table Value Total: $58,222
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

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
      COLUMN 1              COLUMN 2       COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

   NAME OF ISSUER        TITLE OF CLASS     CUSIP    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
                                                    (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
Am. Med. Systems         COM              02744M108    2,376   150,000  SH               SOLE        N/A      150,000
Endocare Inc.            COM              29264P104      310   234,721  SH               SOLE        N/A      234,721
Endologix                COM              29266S106    2,088   623,333  SH               SOLE        N/A      623,333
EV3 Inc.                 COM              26928A200   40,496 3,767,024  SH               SOLE        N/A    3,767,024
Johnson & Johnson        COM              478160104    5,137    90,438  SH               SOLE        N/A       90,438
McKesson                 COM              58155Q103    1,517    34,474  SH               SOLE        N/A       34,474
Micrus Endovascular      COM              59518V102    2,265   250,550  SH               SOLE        N/A      250,550
Orthologic               COM              68750J107       14    20,000  SH               SOLE        N/A       20,000
SenoRx                   COM              81724W104    1,903   568,200  SH               SOLE        N/A      568,200
Zix Corp.                COM              98974P100    2,116 1,410,710  SH               SOLE        N/A    1,410,710
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